Short-Term Investments	12 Months Ended
Jun. 30, 2025
Short-Term Investments [Abstract]
Short-term investments
14.	Short-term investments

The following table presents the fair value hierarchy for the Group’s short-term investments that are measured and recorded at fair value on a recurring basis as of June 30, 2024 and 2025:

June 30, 2024	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Balance at Fair Value
	RMB	RMB	RMB	RMB

Assets
Wealth management products(i)	-	246,195	-	246,195
Total	-	246,195	-	246,195
June 30, 2025	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Balance at Fair Value
	RMB	RMB	RMB	RMB

Assets
Wealth management products(i)	-	137,431	-	137,431
Investment in private fund(ii)	-	-	43,775	43,775
Equity securities of publicly listed companies	8,491	-	-	8,491
Total	8,491	137,431	43,775	189,697

(i)	The Group’s short-term investments in wealth management products were issued by financial institutions in the PRC and Hong Kong with variable returns indexed to the performance of underlying assets. The wealth management products invested by the Group can be redeemed at any time after the respective lock-up period. To estimate the fair value of wealth management products, the Group uses the quoted net asset values published by the financial institutions or by discounting the future cash flows at the expected yield rate with reference to the expected benchmark yield rates published by the financial institutions. As there are no quoted prices in active markets for the investments. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurement.

(ii)	The Group’s investment in private fund was issued by a private fund with variable returns indexed to the performance of underlying assets, mainly U.S. treasury bonds. The investment can be redeemed at any time at the Group’s option. Fair value is estimated according to the net asset value provided by the private fund based on the expected cash flows using the unobservable expected return. The Company classifies the valuation techniques that use these inputs as Level 3 of fair value measurement.

The following table summarizes the activities related to fair value of the investments classified as a Level 3 measurement:

	For the years ended June 30,
	2024	2025
	RMB	RMB

Fair value of Level 3 investments at beginning of the year	58,223	-
Investment made	-	42,952
Transfer from Level 2 investments	57,867	-
Redemption	(116,270)	-
Gain	1,274	823
Exchange adjustment	(1,094)	-
Fair value of Level 3 investments at end of the year	-	43,775

For the years ended June 30, 2023, 2024 and 2025, the Company recorded gains or losses resulting from changes in the fair values of short-term investments in the line item “Others, net” in the consolidated statements of operations and comprehensive (loss)/income. As of June 30, 2024 and 2025, none of these short-term investments were frozen, guaranteed or subject to other restrictions.